Risk management, derivative instruments and concentrations of risk - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended
	Mar. 17, 2014	Dec. 29, 2014	Jun. 30, 2019	Feb. 28, 2019	Dec. 31, 2018
Debt Instrument, Financial Covenants			$ 385.0
$385 million facility [Member]
Derivative, Notional Amount				$ 127.7	$ 130.0
Debt Instrument, Financial Covenants			$ 385.0
2.941% rate [Member]
Derivative, Notional Amount					65.0
2.838% rate [Member]
Derivative, Notional Amount					$ 65.0
Lampung Facility [Member]
Derivative, Notional Amount	$ 237.1
Derivative, Term of Contract	12 years
Derivative, Fixed Interest Rate	2.80%
Repayments of Secured Debt		$ 7.9
Interest rate swap [Member]
Derivative, Notional Amount				127.7
Interest rate swap [Member] | $385 million facility [Member]
Derivative, Notional Amount				63.8
Interest rate swap [Member] | 2.735% Fixed interest [Member]
Derivative, Notional Amount				$ 63.8
Interest rate swap [Member] | Maximum [Member] | $385 million facility [Member]
Derivative, Fixed Interest Rate				2.735%
Interest rate swap [Member] | Minimum [Member] | $385 million facility [Member]
Derivative, Fixed Interest Rate				2.65%